SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Coverage amount under Federal Deposit Insurance Corporation		$ 250,000			$ 250,000
Allowance for doubtful accounts		$ 375,084		$ 308,965	$ 308,965	$ 94,916
Estimated useful life of property, plant and equipment		7 years			7 years
Accounts recevable | Customer concentration
Concentration Risk [Line Items]
Concentration of risk		65.00%		66.00%	66.00%	37.00%
Revenue | Customer concentration
Concentration Risk [Line Items]
Concentration of risk		34.00%	25.00%
Revenue | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration of risk	64.00%				11.00%
Revenue | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration of risk						48.00%
Purchases from major vendor | Supplier concentration
Concentration Risk [Line Items]
Concentration of risk	19.00%	12.00%	10.00%			11.00%